Segment Information (Summary of Financial Information by Geographical Area (Parenthetica)) (Detail) - Sales revenue [Member] - Canpotex [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
China [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	14.00%	11.00%
Other Countries [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	10.00%	10.00%
Latin America [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	34.00%	38.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	8.00%	6.00%
Other Asian markets [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	34.00%	35.00%